UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Brentwood, TN     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $2,400,435 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              n00985106     4626   391000 SH       SOLE                        0        0   391000
BOEING CO                      COM              097023105     7559   113600 SH       SOLE                        0        0   113600
BRISTOL MYERS SQUIBB CO        COM              110122108     5262   194100 SH       SOLE                        0        0   194100
COPA HOLDINGS SA               CL A             p31076105     5942   110225 SH       SOLE                        0        0   110225
CREE INC                       COM              225447101    13285   244700 SH       SOLE                        0        0   244700
DECKERS OUTDOOR CORP           COM              243537107     6055   121200 SH       SOLE                        0        0   121200
FINISAR CORP                   COM NEW          31787a507     3185   169500 SH       SOLE                        0        0   169500
FINISH LINE INC                CL A             317923100     2960   212800 SH       SOLE                        0        0   212800
GORDMANS STORES INC            COM              38269p100     5270   456300 SH       SOLE                        0        0   456300
INTL PAPER CO                  COM              460146103     5438   250000 SH       SOLE                        0        0   250000
INTUIT                         COM              461202103     9472   216200 SH       SOLE                        0        0   216200
ISILON SYS INC                 COM              46432L104     2475   111100 SH       SOLE                        0        0   111100
KNOLL INC                      COM NEW          498904200    11890   766600 SH       SOLE                        0        0   766600
MAKEMYTRIP LIMITED MAURITIUS   SHS              v5633w109      271     7000 SH       SOLE                        0        0     7000
OFFICEMAX INC DEL              COM              67622p101     3202   244600 SH       SOLE                        0        0   244600
PIER 1 IMPORTS INC             COM              720279108     9360  1142800 SH       SOLE                        0        0  1142800
POWER ONE INC NEW              COM              73930R102     5063   557000 SH       SOLE                        0        0   557000
SPDR S&P 500 ETF TR            TR UNIT          78462F103  2282600 20000000 SH  Put  SOLE                        0        0 20000000
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     6010   144600 SH       SOLE                        0        0   144600
UNIVERSAL DISPLAY CORP         COM              91347P105     3725   158500 SH       SOLE                        0        0   158500
VEECO INSTRS INC DEL           COM              922417100     3989   114400 SH       SOLE                        0        0   114400
VERIFONE SYS INC               COM              92342y109     2796    90000 SH       SOLE                        0        0    90000